Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Deferred tax assets:
- Depreciation of property and equipment	$ 0	$ 0	$ 25,168
- Net operating loss carry forwards	4,673,163	600,409	2,852,133
Total deferred tax assets	4,673,163	600,409	2,877,301
Less: valuation allowance	(4,673,163)	(600,409)	(2,852,133)
Deferred tax assets, net	0	0	25,168
Deferred tax liabilities:
- Depreciation of property and equipment	(27,524)	(3,536)	0
- Amortization of capitalized development costs	(433)	(56)	(3,099,882)
Deferred tax liabilities, net	$ (27,957)	$ (3,592)	$ (3,074,714)